Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2021
Statement [line items]
Respective Useful Lives of Available-for-Use Intangible Assets
	Useful life	Income statement line for amortization and impairment charges

Currently marketed products	5 to 20 years	"Cost of goods sold"

Technologies	10 to 20 years	"Cost of goods sold" or "Research and development"

Other (including computer software)	3 to 12 years	In the relevant functional expense

Defined contribution plans
(USD millions)	2021	2020	2019

Contributions for defined contribution plans continuing operations	523	501	422

Discontinued operations
Statement [line items]
Consolidated income statement, discontinued operations
(USD millions)	2019[1]

Net sales to third parties from discontinued operations	1 777

Sales to continuing segments	32

Net sales from discontinued operations	1 809

Cost of goods sold	-860

Gross profit from discontinued operations	949

Selling, general and administration	-638

Research and development	-142

Other income	15

Other expense	-113

Operating income from discontinued operations	71

Interest expense	-10

Other financial income and expense	-3

Income before taxes from discontinued operations	58

Income taxes	-159

Net loss from discontinued operations before gain on distribution of Alcon Inc. to Novartis AG shareholders	-101

Gain on distribution of Alcon Inc. to Novartis AG shareholders [2]	4 691

Net income from discontinued operations	4 590

[1] The consolidated income statement amounts are for the period from January 1, 2019, to the completion of the spin-off.
[2] See Note 2 for further details on the non-taxable, non-cash gain on distribution of Alcon Inc. to Novartis AG shareholders.

Consolidated income statement, additional information
Net income
Included in net income from discontinued operations are:
(USD millions)	2019

Depreciation of property, plant and equipment	-42

Depreciation of right-of-use assets	-9

Amortization of intangible assets	-174

Equity-based compensation of Novartis equity plans	-9

Respective Useful Lives of Available-for-Use Intangible Assets
	Useful life	Income statement location for amortization and impairment charges

Marketing know-how	25 years	"Cost of goods sold"

Alcon brand name	Not amortized, indefinite useful life	"Other expense"

Cash flows used in investing activities
(USD millions)	2020	2019

Payments attributable to the spin-off of the Alcon business	-39	-29

Divested cash and cash equivalents		-628

Cash flows attributable to the spin-off of the Alcon business	-39	-657

Other cash flows used in investing activities, net	-88	-502

Net cash flows used in investing activities from discontinued operations	-127	-1 159

Defined contribution plans
(USD millions)	2019

Contributions for defined contribution plans discontinued operations	33